Acquisitions and Disposals (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jan. 09, 2026 USD ($) $ / shares	Jun. 30, 2025	May 31, 2025 CNY (¥)	Nov. 27, 2024
Acquisitions and Disposals [Line Items]
Contingent asset						¥ 7,800,000
Loss on disposal	¥ 30,210
Recognized a loss		¥ 6,441	¥ 79,954
Cash payment | $				$ 22,000
BGM [Member]
Acquisitions and Disposals [Line Items]
Cash consideration			¥ 359
Equity interest percentage							72.00%
Other Acquisitions [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage				100.00%
Nova Lumina Limited [Member]
Acquisitions and Disposals [Line Items]
Business acquisition price (in Dollars per share) | $ / shares				$ 20
Blueplus [Member]
Acquisitions and Disposals [Line Items]
Equity interest	100.00%
Beijing Fanlian Investment Co. Ltd [Member]
Acquisitions and Disposals [Line Items]
Equity interest		100.00%			100.00%
Blueplus [Member]
Acquisitions and Disposals [Line Items]
Cash consideration	¥ 3,030
Beijing Fanlian Investment Co. Ltd [Member]
Acquisitions and Disposals [Line Items]
Cash consideration		¥ 14,260
Qilinfu Capital (Shenzhen) Co.Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interests						100.00%
Shenzhen Dianlian Information Technology Co., Ltd., [Member]
Acquisitions and Disposals [Line Items]
Equity interests	100.00%